                                         Supplement to Prospectus Dated September 24, 2001
                                                 Supplement dated December 10, 2001

This  Supplement  should be retained with the current  Prospectus  for your  variable  life policy  issued by American  Skandia Life
Assurance  Corporation  ("American  Skandia").  If you do not  have  a  current  prospectus,  please  contact  American  Skandia  at
1-800-SKANDIA.

                                                       A. SUB-ADVISOR CHANGES

AST AIM International Equity portfolio
Pursuant to the exemptive  authority  granted to American  Skandia  Trust,  its  investment  adviser,  American  Skandia  Investment
Services,  Incorporated  ("ASISI") has changed sub-advisors for the AST AIM International  Equity portfolio.  Effective December 10,
2001 Strong Capital  Management,  Inc. will become the sub-advisor for the AST AIM  International  Equity  portfolio.  In connection with this change the portfolio's name is changed to "AST Strong  International  Equity." The investment  objective of the AST Strong
International Equity portfolio is unchanged.

AST Scudder Small-Cap Growth portfolio
Pursuant to the exemptive  authority granted to American Skandia Trust, its investment adviser,  ASISI has changed  sub-advisors for the AST Scudder  Small-Cap  Growth  portfolio.  Effective  December 10, 2001  Deutsche  Asset  Management,  Inc. will become the new sub-advisor for the AST Scudder  Small-Cap  Growth  portfolio.  In connection  with this change the  portfolio's  name is changed to
"AST DeAm Small-Cap Growth."

The following description of the investment objective is effective as of December 10, 2001.

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

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                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAm  Small-Cap  Growth (f/k/a AST Scudder  Small-Cap  Growth;  f/k/a AST Kemper  Small-Cap
                    Growth):  seeks  maximum  growth of  investors'  capital from a portfolio  of growth  stocks of smaller  companies.  At least 80% of the Portfolio's  total assets normally will be invested in
 SMALL CAP EQUITY   the equity securities of smaller  companies,  i.e., those having a market  capitalization of $2      Deutsche Asset
                    billion or less at the time of investment,  many of which would be in the early stages of their     Management, Inc.
                    life cycle.  The Portfolio  intends to invest  primarily in stocks of companies  whose earnings per share are expected by the Sub-advisor to grow faster than the market average.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

SPVLI -SUPP. (12/10/2001)                                     1                                                               SPVL2